Accrued expenses and other current liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Payables And Accruals [Abstract]
Accrued expenses and other current liabilities

13. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,	As of March 31,
	2017	2018
Accrued expenses	$204,997	$183,777
Accrued employee cost	204,506	123,076
Earn-out consideration	14,928	18,161
Statutory liabilities	36,283	48,371
Retirement benefits	21,074	21,455
Derivative instruments	10,346	15,312
Advance from customers (note 19)	25,476	—
Contract liabilities (note 19)	—	81,515
Deferred transition revenue (note 19)	52,233	—
Other liabilities	13,093	9,953
Capital lease obligations	1,546	1,496
	$584,482	$503,116

13. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2016	2017
Accrued expenses	$163,400	$204,997
Accrued employee cost	179,360	204,506
Deferred transition revenue	50,552	52,233
Statutory liabilities	36,878	36,283
Retirement benefits	17,616	21,074
Derivative instruments	4,777	10,346
Advance from customers	21,969	25,476
Earn-out consideration	6,885	14,928
Other liabilities	15,461	13,093
Capital lease obligations	1,349	1,546
	$498,247	$584,482